ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2023
Common Stocks
Accounting standard	Issuer’s Accounting for Certain Modifications or Exchanges of Warrants
January 1,2022 [Member] | Accounting Standards Update 2021-05 [Member]
Accounting standard	Lessors - Certain Leases with Variable Lease Payments
January 01,2022 [Member] | Accounting Standards Update 2021-08 [Member]
Accounting standard	Business Combinations: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
December 21,2022 [Member] | Accounting Standards Update 2020-06 [Member]
Accounting standard	Reference Rate Reform: Deferral of the Sunset Date of Topic 848